Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Mark A. Sheehan, Esq.
(215) 564-8027
msheehan@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-151713
1940 Act File No. 811-22209
May 22, 2020
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Global X Funds (the “Registrant”) File Nos. 333-151713 and 811-22209 497(j) Filing

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Global X Emerging Markets Bond ETF contained in Post-Effective Amendment No. 599 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on May 20, 2020, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 20, 2020, accession number 0001137439-20-000284.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Mark A. Sheehan Mark A. Sheehan, Esq.